Additional Financial Information - Summary of Changes in the Components of Accumulated Other Comprehensive Income Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance Foreign currency translation adjustments	$ (41.1)	$ (38.9)	$ (34.3)
Other comprehensive loss	(1.0)	(2.2)	(4.6)
Reclassifications to net loss	0.0	0.0	0.0
Ending Balance Foreign currency translation adjustments	(42.1)	(41.1)	(38.9)
Beginning Balance Net unrealized gain (loss) on cash flow hedges	142.6	49.1	(68.1)
Other comprehensive loss	30.5	82.8	68.2
Reclassifications to net loss	(34.3)	10.7	49.0
Ending Balance Net unrealized gain (loss) on cash flow hedges	138.8	142.6	49.1
Beginning Balance Total	101.5	10.2	(102.4)
Other comprehensive loss	29.5	80.6	63.6
Reclassifications to net loss	(34.3)	10.7	49.0
Ending Balance Total	$ 96.7	$ 101.5	$ 10.2